Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 6.8%
Entertainment 0.5%
Electronic Arts, Inc.	6,624	834,359
Interactive Media & Services 6.2%
Alphabet, Inc., Class A(a)	96,228	9,094,508
Meta Platforms, Inc., Class A(a)	26,757	2,492,682
Total		11,587,190
Media 0.1%
Nexstar Media Group, Inc., Class A	1,539	263,631
Total Communication Services		12,685,180
Consumer Discretionary 16.3%
Automobiles 2.5%
Tesla, Inc.(a)	20,714	4,713,263
Distributors 0.4%
Genuine Parts Co.	3,566	634,249
Diversified Consumer Services 0.7%
H&R Block, Inc.	32,508	1,337,704
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	253	472,978
Expedia Group, Inc.(a)	32,579	3,045,159
Total		3,518,137
Household Durables 1.0%
PulteGroup, Inc.	27,265	1,090,327
Toll Brothers, Inc.	15,933	686,394
Total		1,776,721
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	74,843	7,666,917
Specialty Retail 4.8%
AutoZone, Inc.(a)	1,262	3,196,495
O’Reilly Automotive, Inc.(a)	3,719	3,113,435
Ulta Beauty, Inc.(a)	6,524	2,735,970
Total		9,045,900
Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	54,373	1,722,537
Total Consumer Discretionary		30,415,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.3%
Beverages 1.7%
Coca-Cola Co. (The)	54,534	3,263,860
Food Products 0.9%
Darling Ingredients, Inc.(a)	21,077	1,654,123
Household Products 2.4%
Procter & Gamble Co. (The)	33,430	4,502,018
Tobacco 0.3%
Altria Group, Inc.	11,878	549,595
Total Consumer Staples		9,969,596
Energy 1.3%
Oil, Gas & Consumable Fuels 1.3%
Devon Energy Corp.	4,606	356,274
Occidental Petroleum Corp.	24,696	1,792,930
PDC Energy, Inc.	3,800	274,132
Total		2,423,336
Total Energy		2,423,336
Financials 2.8%
Insurance 2.8%
Lincoln National Corp.	40,333	2,172,739
Marsh & McLennan Companies, Inc.	19,317	3,119,502
Total		5,292,241
Total Financials		5,292,241
Health Care 12.4%
Biotechnology 3.8%
AbbVie, Inc.	20,289	2,970,310
Amgen, Inc.	2,172	587,200
BioMarin Pharmaceutical, Inc.(a)	9,216	798,382
Horizon Therapeutics PLC(a)	7,209	449,265
Regeneron Pharmaceuticals, Inc.(a)	786	588,517
Sage Therapeutics, Inc.(a)	5,888	221,742
Vertex Pharmaceuticals, Inc.(a)	4,622	1,442,064
Total		7,057,480
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	34,067	3,370,589
Columbia Disciplined Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.1%
Cigna Corp.	964	311,430
McKesson Corp.	1,820	708,653
Molina Healthcare, Inc.(a)	9,910	3,556,303
UnitedHealth Group, Inc.	2,397	1,330,695
Total		5,907,081
Life Sciences Tools & Services 3.5%
IQVIA Holdings, Inc.(a)	17,601	3,690,402
Mettler-Toledo International, Inc.(a)	1,763	2,230,071
Syneos Health, Inc.(a)	11,521	580,428
Total		6,500,901
Pharmaceuticals 0.2%
Merck & Co., Inc.	4,248	429,898
Total Health Care		23,265,949
Industrials 8.1%
Aerospace & Defense 2.6%
Lockheed Martin Corp.	9,862	4,799,638
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	11,000	1,845,470
Commercial Services & Supplies 1.1%
Cintas Corp.	3,839	1,641,364
Tetra Tech, Inc.	3,660	517,085
Total		2,158,449
Construction & Engineering 0.8%
AECOM	20,055	1,509,741
Machinery 1.6%
Allison Transmission Holdings, Inc.	71,694	3,029,072
Road & Rail 1.0%
CSX Corp.	21,590	627,405
Uber Technologies, Inc.(a)	47,005	1,248,923
Total		1,876,328
Total Industrials		15,218,698
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.8%
IT Services 4.8%
Gartner, Inc.(a)	8,402	2,536,732
MasterCard, Inc., Class A	18,770	6,159,939
Visa, Inc., Class A	1,553	321,719
Total		9,018,390
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc.(a)	62,021	3,724,982
Lam Research Corp.	3,400	1,376,252
NVIDIA Corp.	24,294	3,278,961
QUALCOMM, Inc.	36,194	4,258,586
Total		12,638,781
Software 17.8%
Adobe, Inc.(a)	4,401	1,401,719
Cadence Design Systems, Inc.(a)	21,396	3,239,140
Fortinet, Inc.(a)	69,189	3,954,843
Microsoft Corp.	88,668	20,582,503
Synopsys, Inc.(a)	10,717	3,135,258
Zscaler, Inc.(a)	7,098	1,093,802
Total		33,407,265
Technology Hardware, Storage & Peripherals 14.4%
Apple, Inc.(b)	175,554	26,919,450
Total Information Technology		81,983,886
Materials 1.8%
Chemicals 0.9%
CF Industries Holdings, Inc.	16,170	1,718,224
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	30,442	1,724,539
Total Materials		3,442,763
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
SBA Communications Corp.	8,008	2,161,359
Total Real Estate		2,161,359
Total Common Stocks (Cost $118,132,304)		186,858,436

2	Columbia Disciplined Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2022 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(c),(d)	1,205,145	1,204,663
Total Money Market Funds (Cost $1,204,593)		1,204,663
Total Investments in Securities (Cost: $119,336,897)		188,063,099
Other Assets & Liabilities, Net		(865,598)
Net Assets		187,197,501
At October 31, 2022, securities and/or cash totaling $138,006 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	9	12/2022	USD	1,747,350	79,703	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	2,044,430	8,212,755	(9,052,319)	(203)	1,204,663	175	10,900	1,205,145
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT178_07_M01_(12/22)